Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net revenue:
Product revenues	$ 958,000	$ 690,000	$ 3,544,000	$ 2,093,000
License, royalty and other revenues	27,000	44,000	265,000	227,000
Total net revenues	985,000	734,000	3,809,000	2,320,000
Cost of goods sold	518,000	279,000	1,517,000	1,026,000
Gross margin	467,000	455,000	2,292,000	1,294,000
Operating expenses:
Research and development	289,000	231,000	1,002,000	1,079,000
Depreciation and amortization	41,000	59,000	218,000	230,000
Selling, general and administrative	1,260,000	770,000	3,298,000	2,854,000
Total operating expenses	1,590,000	1,060,000	4,518,000	4,163,000
Loss from operations	(1,123,000)	(605,000)	(2,226,000)	(2,869,000)
Loss on extinguishment of debt	(199,000)
Interest expense	(86,000)	(66,000)	(302,000)	(172,000)
Interest income	1,000	1,000	4,000	5,000
Other income (expense), net	(22,000)	(10,000)	(74,000)	4,000
Loss before income taxes			(2,598,000)	(3,032,000)
Income tax benefit			1,789,000
Net loss	(1,429,000)	(680,000)	(809,000)	(3,032,000)
Other comprehensive income (loss), foreign currency translation adjustments, net of tax	3,000	1,000	10,000	(4,000)
Total comprehensive loss	$ (1,426,000)	$ (679,000)	$ (799,000)	$ (3,036,000)
Net loss per common share, basic and diluted	$ (0.03)	$ (0.01)	$ (0.02)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	55,568,575	49,601,521	52,935,728	48,583,165